Premises And Equipment, Net (Schedule Of Future Minimum Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Premises And Equipment, Net [Abstract]
2014	$ 978
2015	798
2016	714
2017	683
2018	690
Thereafter	4,407
Future minimum rental commitments, total	$ 8,270